Taxes - Schedule of Income Tax Expense (Benefit) (Details) - Income Tax Expenses [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax expenses (benefit)
Total income tax expenses (benefit)	$ 54,531	$ 115,031	$ (121,113)
Continuing Operations [Member]
Deferred income tax expenses (benefit)
Total income tax from continuing operations	187,706	115,094	(121,113)
Continuing Operations [Member] | PRC [Member]
Current income tax expenses (benefit)
Current income tax expenses (benefit)	187,706
Deferred income tax expenses (benefit)
Deferred income tax expenses (benefit)		115,094	(121,113)
Continuing Operations [Member] | Hong Kong [Member]
Current income tax expenses (benefit)
Current income tax expenses (benefit)
Deferred income tax expenses (benefit)
Deferred income tax expenses (benefit)
Continuing Operations [Member] | Other [Member]
Current income tax expenses (benefit)
Current income tax expenses (benefit)
Deferred income tax expenses (benefit)
Deferred income tax expenses (benefit)
Discontinued Operations [Member]
Deferred income tax expenses (benefit)
Total income tax from discontinued operations	(133,175)	(63)
Discontinued Operations [Member] | PRC [Member]
Current income tax expenses (benefit)
Current income tax expenses (benefit)	(133,175)	(62)
Deferred income tax expenses (benefit)
Deferred income tax expenses (benefit)		(1)
Discontinued Operations [Member] | Hong Kong [Member]
Current income tax expenses (benefit)
Current income tax expenses (benefit)
Deferred income tax expenses (benefit)
Deferred income tax expenses (benefit)
Discontinued Operations [Member] | Other [Member]
Current income tax expenses (benefit)
Current income tax expenses (benefit)
Deferred income tax expenses (benefit)
Deferred income tax expenses (benefit)